Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 6,615	$ 9,286
Less: accumulated depreciation	(1,469)	(1,055)
Property and equipment, net	5,146	8,231
Rooftop Solar Panel Systems
Property Plant And Equipment [Line Items]
Property and equipment, gross	5,075	5,094
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	797	749
Software Systems
Property Plant And Equipment [Line Items]
Property and equipment, gross	318	318
Computers and Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	265	265
Office Equipment and Furniture
Property Plant And Equipment [Line Items]
Property and equipment, gross	160	70
Properties Held For Use
Property Plant And Equipment [Line Items]
Property and equipment, gross		$ 2,790